Distribution Date:	02/16/24	UBS Commercial Mortgage Trust 2017-C2
Determination Date:	02/12/24
Next Distribution Date:	03/15/24
Record Date:	01/31/24	Commercial Mortgage Pass-Through Certificates
Series 2017-C2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24	Directing Certificateholder	KKR Real Estate Credit Opportunity Partners Aggregator I L.P.
Historical Bond / Collateral Loss Reconciliation Detail	25		-
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276CAA9	2.008000%	34,851,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276CAB7	3.032000%	77,613,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90276CAC5	3.264000%	46,089,000.00	31,346,041.09	809,397.95	85,261.23	0.00	0.00	894,659.18	30,536,643.14	39.57%	30.00%
A-3	90276CAD3	3.225000%	210,000,000.00	120,723,657.35	0.00	324,444.83	0.00	0.00	324,444.83	120,723,657.35	39.57%	30.00%
A-4	90276CAE1	3.487000%	260,524,000.00	260,524,000.00	0.00	757,039.32	0.00	0.00	757,039.32	260,524,000.00	39.57%	30.00%
A-S	90276CAH4	3.740000%	103,348,000.00	103,348,000.00	0.00	322,101.27	0.00	0.00	322,101.27	103,348,000.00	24.40%	18.50%
B	90276CAJ0	3.993000%	39,317,000.00	39,317,000.00	0.00	130,827.32	0.00	0.00	130,827.32	39,317,000.00	18.63%	14.13%
C	90276CAK7	4.295000%	32,667,000.00	32,667,000.00	0.00	116,920.64	0.00	0.00	116,920.64	32,667,000.00	13.84%	10.49%
D-RR	90276CAM3	4.459714%	14,514,000.00	14,514,000.00	0.00	53,940.24	0.00	0.00	53,940.24	14,514,000.00	11.71%	8.88%
E-RR	90276CAP6	4.459714%	8,987,000.00	8,987,000.00	0.00	33,399.54	0.00	0.00	33,399.54	8,987,000.00	10.39%	7.88%
F-RR	90276CAR2	4.459714%	16,850,000.00	16,850,000.00	0.00	62,621.81	0.00	0.00	62,621.81	16,850,000.00	7.91%	6.00%
G-RR	90276CAT8	4.459714%	16,850,000.00	16,850,000.00	0.00	62,621.81	0.00	0.00	62,621.81	16,850,000.00	5.44%	4.13%
H-RR	90276CAV3	4.459714%	8,987,000.00	8,987,000.00	0.00	33,399.54	0.00	0.00	33,399.54	8,987,000.00	4.12%	3.13%
NR-RR*	90276CAX9	4.459714%	28,084,591.00	28,084,591.00	0.00	97,211.85	0.00	0.00	97,211.85	28,084,591.00	0.00%	0.00%
Z	90276CAZ4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276CBA8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			898,681,591.00	682,198,289.44	809,397.95	2,079,789.40	0.00	0.00	2,889,187.35	681,388,891.49

X-A	90276CAF8	1.066316%	629,077,000.00	412,593,698.44	0.00	366,629.39	0.00	0.00	366,629.39	411,784,300.49
X-B	90276CAG6	0.559575%	175,332,000.00	175,332,000.00	0.00	81,759.53	0.00	0.00	81,759.53	175,332,000.00
Notional SubTotal			804,409,000.00	587,925,698.44	0.00	448,388.92	0.00	0.00	448,388.92	587,116,300.49

Deal Distribution Total					809,397.95	2,528,178.32	0.00	0.00	3,337,576.27

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and
	dividing the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in
	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276CAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276CAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90276CAC5	680.11979192	17.56162967	1.84992580	0.00000000	0.00000000	0.00000000	0.00000000	19.41155547	662.55816225
A-3	90276CAD3	574.87455881	0.00000000	1.54497538	0.00000000	0.00000000	0.00000000	0.00000000	1.54497538	574.87455881
A-4	90276CAE1	1,000.00000000	0.00000000	2.90583332	0.00000000	0.00000000	0.00000000	0.00000000	2.90583332	1,000.00000000
A-S	90276CAH4	1,000.00000000	0.00000000	3.11666670	0.00000000	0.00000000	0.00000000	0.00000000	3.11666670	1,000.00000000
B	90276CAJ0	1,000.00000000	0.00000000	3.32750006	0.00000000	0.00000000	0.00000000	0.00000000	3.32750006	1,000.00000000
C	90276CAK7	1,000.00000000	0.00000000	3.57916674	0.00000000	0.00000000	0.00000000	0.00000000	3.57916674	1,000.00000000
D-RR	90276CAM3	1,000.00000000	0.00000000	3.71642828	0.00000000	0.00000000	0.00000000	0.00000000	3.71642828	1,000.00000000
E-RR	90276CAP6	1,000.00000000	0.00000000	3.71642817	0.00000000	0.00000000	0.00000000	0.00000000	3.71642817	1,000.00000000
F-RR	90276CAR2	1,000.00000000	0.00000000	3.71642789	0.00000000	0.00000000	0.00000000	0.00000000	3.71642789	1,000.00000000
G-RR	90276CAT8	1,000.00000000	0.00000000	3.71642789	0.00000000	0.00000000	0.00000000	0.00000000	3.71642789	1,000.00000000
H-RR	90276CAV3	1,000.00000000	0.00000000	3.71642817	0.00000000	0.00000000	0.00000000	0.00000000	3.71642817	1,000.00000000
NR-RR	90276CAX9	1,000.00000000	0.00000000	3.46139454	0.25503345	12.05222536	0.00000000	0.00000000	3.46139454	1,000.00000000
Z	90276CAZ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276CBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276CAF8	655.87153630	0.00000000	0.58280527	0.00000000	0.00000000	0.00000000	0.00000000	0.58280527	654.58489261
X-B	90276CAG6	1,000.00000000	0.00000000	0.46631265	0.00000000	0.00000000	0.00000000	0.00000000	0.46631265	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	01/01/24 - 01/30/24	30	0.00	85,261.23	0.00	85,261.23	0.00	0.00	0.00	85,261.23	0.00
A-3	01/01/24 - 01/30/24	30	0.00	324,444.83	0.00	324,444.83	0.00	0.00	0.00	324,444.83	0.00
A-4	01/01/24 - 01/30/24	30	0.00	757,039.32	0.00	757,039.32	0.00	0.00	0.00	757,039.32	0.00
X-A	01/01/24 - 01/30/24	30	0.00	366,629.39	0.00	366,629.39	0.00	0.00	0.00	366,629.39	0.00
X-B	01/01/24 - 01/30/24	30	0.00	81,759.53	0.00	81,759.53	0.00	0.00	0.00	81,759.53	0.00
A-S	01/01/24 - 01/30/24	30	0.00	322,101.27	0.00	322,101.27	0.00	0.00	0.00	322,101.27	0.00
B	01/01/24 - 01/30/24	30	0.00	130,827.32	0.00	130,827.32	0.00	0.00	0.00	130,827.32	0.00
C	01/01/24 - 01/30/24	30	0.00	116,920.64	0.00	116,920.64	0.00	0.00	0.00	116,920.64	0.00
D-RR	01/01/24 - 01/30/24	30	0.00	53,940.24	0.00	53,940.24	0.00	0.00	0.00	53,940.24	0.00
E-RR	01/01/24 - 01/30/24	30	0.00	33,399.54	0.00	33,399.54	0.00	0.00	0.00	33,399.54	0.00
F-RR	01/01/24 - 01/30/24	30	0.00	62,621.81	0.00	62,621.81	0.00	0.00	0.00	62,621.81	0.00
G-RR	01/01/24 - 01/30/24	30	0.00	62,621.81	0.00	62,621.81	0.00	0.00	0.00	62,621.81	0.00
H-RR	01/01/24 - 01/30/24	30	0.00	33,399.54	0.00	33,399.54	0.00	0.00	0.00	33,399.54	0.00
NR-RR	01/01/24 - 01/30/24	30	330,092.55	104,374.36	0.00	104,374.36	7,162.51	0.00	0.00	97,211.85	338,481.82
Totals			330,092.55	2,535,340.83	0.00	2,535,340.83	7,162.51	0.00	0.00	2,528,178.32	338,481.82

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	Additional Information
Total Available Distribution Amount (1)	3,337,576.27
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,629,386.48	Master Servicing Fee	3,622.54
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,411.74
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	293.72
ARD Interest	0.00	Operating Advisor Fee	877.16
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	328.97
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,629,386.48	Total Fees	9,534.14

Principal		Expenses/Reimbursements
Scheduled Principal	809,397.95	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,917.61
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	1,244.90
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	809,397.95	Total Expenses/Reimbursements	7,162.51

		Interest Reserve Deposit	84,511.36

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,528,178.32
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	809,397.95
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,337,576.27
Total Funds Collected	3,438,784.43	Total Funds Distributed	3,438,784.28

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	682,198,289.98	682,198,289.98	Beginning Certificate Balance	682,198,289.44
(-) Scheduled Principal Collections	809,397.95	809,397.95	(-) Principal Distributions	809,397.95
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	681,388,892.03	681,388,892.03	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	682,233,346.31	682,233,346.31	Ending Certificate Balance	681,388,891.49
Ending Actual Collateral Balance	681,443,715.62	681,443,715.62

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.54)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.54)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.46%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	9	112,798,389.77	16.55%	41	4.8225	NAP	Defeased	9	112,798,389.77	16.55%	41	4.8225	NAP
5,000,000 or less	8	27,380,202.77	4.02%	41	4.8010	1.633320	1.40 or less	17	215,750,235.13	31.66%	40	4.6300	1.077424
5,000,001 to 10,000,000	18	122,200,285.48	17.93%	40	4.7916	1.612323	1.41 to 1.50	6	72,381,592.31	10.62%	41	4.6372	1.466350
10,000,001 to 15,000,000	10	124,497,623.95	18.27%	40	4.7964	1.659542	1.51 to 1.60	6	61,685,416.72	9.05%	40	4.5890	1.587354
15,000,001 to 20,000,000	3	55,827,094.19	8.19%	41	4.2868	1.707148	1.61 to 1.70	2	8,985,603.10	1.32%	41	4.8351	1.627980
20,000,001 to 25,000,000	2	46,052,240.24	6.76%	42	4.7055	1.395026	1.71 to 1.80	3	15,809,506.33	2.32%	42	4.8484	1.757889
25,000,001 to 30,000,000	2	58,204,415.84	8.54%	40	3.8516	1.938420	1.81 to 1.90	4	33,132,187.44	4.86%	41	4.5551	1.871679
30,000,001 to 35,000,000	3	97,607,389.79	14.32%	40	3.8586	1.756824	1.91 to 2.00	2	18,586,389.04	2.73%	37	5.0955	1.951269
35,000,001 to 40,000,000	1	36,821,250.00	5.40%	40	3.6575	4.090000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 45,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	2	50,000,000.00	7.34%	40	3.4300	2.360000
45,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.51 or greater	5	92,259,572.19	13.54%	40	3.8018	3.767633
Totals	56	681,388,892.03	100.00%	41	4.4756	1.815286	Totals	56	681,388,892.03	100.00%	41	4.4756	1.815286
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	23	112,798,389.77	16.55%	41	4.8225	NAP	Washington	2	2,026,191.00	0.30%	40	4.4860	1.600000
Alabama	1	982,156.15	0.14%	42	5.1717	1.300000	Wisconsin	4	5,734,074.02	0.84%	41	4.9316	1.778599
Arizona	4	12,105,954.23	1.78%	41	4.7118	1.951585	Wyoming	1	399,291.30	0.06%	40	4.4860	1.600000
Arkansas	2	4,165,536.69	0.61%	42	4.8575	1.077567	Totals	161	681,388,892.03	100.00%	41	4.4756	1.815286
California	17	136,007,128.91	19.96%	41	4.2591	2.393843
									Property Type³
Connecticut	1	361,061.27	0.05%	40	4.4860	1.600000
Florida	6	40,236,160.85	5.91%	41	5.0563	1.803701		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	3	2,940,146.34	0.43%	42	5.1717	1.300000		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	5	15,944,901.00	2.34%	40	4.4170	1.400220	Defeased	23	112,798,389.77	16.55%	41	4.8225	NAP
Indiana	5	2,642,119.10	0.39%	40	4.4860	1.600000	Industrial	7	58,337,093.80	8.56%	41	4.4493	1.442618
Kentucky	2	7,978,935.83	1.17%	41	4.8180	1.590878	Lodging	77	138,410,522.28	20.31%	40	4.7456	1.290717
Maryland	3	14,848,383.34	2.18%	41	4.5288	0.442001	Mixed Use	6	99,039,712.01	14.53%	41	4.0271	1.943460
Michigan	7	33,833,282.68	4.97%	40	4.6714	1.515067	Mobile Home Park	5	24,984,735.80	3.67%	41	4.7029	1.798707
Minnesota	2	801,079.76	0.12%	40	4.4860	1.600000	Multi-Family	5	38,818,904.22	5.70%	41	4.8864	1.357755
Missouri	1	7,716,252.42	1.13%	32	4.3200	0.700000	Office	4	70,093,885.52	10.29%	40	3.6361	2.353479
New Jersey	3	11,859,390.14	1.74%	41	4.7451	0.850918	Retail	32	132,766,514.47	19.48%	40	4.5115	2.347642
New York	8	155,167,832.35	22.77%	40	3.8472	2.142548	Self Storage	2	6,139,134.24	0.90%	40	4.7840	2.153655
North Carolina	3	2,669,862.85	0.39%	42	5.0222	1.365391	Totals	161	681,388,892.03	100.00%	41	4.4756	1.815286
Ohio	6	14,746,462.02	2.16%	41	4.9063	1.363400
Oklahoma	3	5,721,709.46	0.84%	37	5.7794	1.363842
Oregon	1	858,051.54	0.13%	40	4.4860	1.600000
Pennsylvania	4	24,144,200.30	3.54%	42	4.5942	1.400751
South Carolina	7	7,385,491.85	1.08%	42	5.0707	1.310604
Texas	35	56,006,530.73	8.22%	40	4.8474	1.284932
Virginia	2	1,308,316.19	0.19%	40	4.4860	1.600000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	112,798,389.77	16.55%	41	4.8225	NAP	Defeased	9	112,798,389.77	16.55%	41	4.8225	NAP
	4.500% or less	14	266,919,971.78	39.17%	40	3.8684	2.320542	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	23	229,916,840.35	33.74%	41	4.7615	1.359599	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	8	64,884,898.32	9.52%	41	5.2142	1.585069	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	2	6,868,791.81	1.01%	38	5.8224	1.159896	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	681,388,892.03	100.00%	41	4.4756	1.815286	49 months or greater	47	568,590,502.26	83.45%	40	4.4067	1.834022
								Totals	56	681,388,892.03	100.00%	41	4.4756	1.815286
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	112,798,389.77	16.55%	41	4.8225	NAP	Defeased	9	112,798,389.77	16.55%	41	4.8225	NAP
	60 months or less	47	568,590,502.26	83.45%	40	4.4067	1.834022	Interest Only	9	198,500,000.00	29.13%	40	3.7167	2.622519
61 months to 115 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	38	370,090,502.26	54.31%	41	4.7769	1.411108
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	681,388,892.03	100.00%	41	4.4756	1.815286	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	56	681,388,892.03	100.00%	41	4.4756	1.815286
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	9	112,798,389.77	16.55%	41	4.8225	NAP			No outstanding loans in this group
Underwriter's Information		2	35,827,094.19	5.26%	41	4.7651	1.342702
	12 months or less	44	521,868,910.43	76.59%	40	4.3675	1.882867
	13 months to 24 months	1	10,894,497.64	1.60%	37	5.1100	1.110000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	681,388,892.03	100.00%	41	4.4756	1.815286
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A2C22A	30312902	MU	New York	NY	Actual/360	3.430%	59,072.22	0.00	0.00	N/A	06/09/27	--	20,000,000.00	20,000,000.00	02/09/24
1A2C3	30312863	MU	New York	NY	Actual/360	3.430%	88,608.33	0.00	0.00	N/A	06/09/27	--	30,000,000.00	30,000,000.00	02/09/24
3	30312864	MF	Various	FL	Actual/360	4.950%	201,891.20	64,993.80	0.00	N/A	07/01/27	--	47,364,504.19	47,299,510.39	02/01/24
4A33	30312869	RT	Torrance	CA	Actual/360	3.658%	115,969.04	0.00	0.00	N/A	06/01/27	--	36,821,250.00	36,821,250.00	02/01/24
4B33	30312868	RT	Torrance	CA	Actual/360	3.658%	25,759.09	0.00	0.00	N/A	06/01/27	--	8,178,750.00	8,178,750.00	02/01/24
5A11	30312654	LO	Various	Various	Actual/360	4.486%	57,944.17	0.00	0.00	N/A	06/01/27	--	15,000,000.00	15,000,000.00	02/01/24
5A12	30312655	LO	Various	Various	Actual/360	4.486%	57,944.17	0.00	0.00	N/A	06/01/27	--	15,000,000.00	15,000,000.00	02/01/24
5A13B	30298849	LO	Various	Various	Actual/360	4.486%	28,972.08	0.00	0.00	N/A	06/01/27	--	7,500,000.00	7,500,000.00	02/01/24
6	30312870	OF	New York	NY	Actual/360	3.413%	99,911.30	0.00	0.00	N/A	06/05/27	--	34,000,000.00	34,000,000.00	01/05/24
7	30298718	LO	Various	Various	Actual/360	4.530%	123,456.22	41,287.87	0.00	N/A	07/06/27	--	31,648,677.66	31,607,389.79	02/06/24
8	30312871	IN	Milpitas	CA	Actual/360	4.300%	104,700.29	71,731.19	0.00	N/A	07/06/27	--	28,276,147.03	28,204,415.84	02/06/24
9	30312872	OF	New York	NY	Actual/360	3.669%	101,112.36	0.00	0.00	N/A	06/01/27	--	32,000,000.00	32,000,000.00	02/01/24
12	30312877	MU	Philadelphia	PA	Actual/360	4.600%	90,894.21	38,548.49	0.00	N/A	08/01/27	--	22,946,644.87	22,908,096.38	02/01/24
13	30312878	LO	San Luis Obispo	CA	Actual/360	4.810%	96,006.27	34,891.01	0.00	N/A	08/01/27	--	23,179,034.87	23,144,143.86	02/01/24
15	30312879	IN	Various	Various	Actual/360	4.410%	72,746.03	32,537.84	0.00	N/A	06/01/27	--	19,156,296.08	19,123,758.24	02/01/24
16	30312880	RT	Various	Various	Actual/360	5.172%	74,508.36	27,301.34	0.00	N/A	08/06/27	--	16,730,637.29	16,703,335.95	02/06/24
17	30298739	MH	Bakersfield	CA	Actual/360	4.660%	57,058.59	25,536.34	0.00	N/A	07/06/27	--	14,220,140.80	14,194,604.46	02/06/24
19	30298767	OF	Amherst	NY	Actual/360	4.726%	55,542.25	20,875.38	0.00	N/A	08/06/27	--	13,648,048.92	13,627,173.54	02/06/24
20	30312882	RT	Monticello	NY	Actual/360	4.950%	56,253.43	20,075.68	0.00	N/A	02/01/27	--	13,197,286.49	13,177,210.81	02/01/24
21	30312883	RT	Lansing	MI	Actual/360	4.710%	52,419.06	18,716.69	0.00	N/A	06/06/27	--	12,924,362.47	12,905,645.78	02/06/24
22	30298714	MF	Greensboro	NC	Actual/360	4.430%	45,630.33	22,211.84	0.00	N/A	08/05/27	--	11,961,639.49	11,939,427.65	02/05/24
23	30312884	LO	St. Augustine	FL	Actual/360	4.530%	45,538.32	21,433.20	0.00	N/A	07/06/27	--	11,673,997.46	11,652,564.26	02/06/24
24	30298684	LO	Maitland	FL	Actual/360	5.353%	51,393.73	27,300.45	0.00	N/A	07/06/27	--	11,149,457.20	11,122,156.75	02/06/24
25	30298725	IN	Geddes	NY	Actual/360	4.900%	46,572.49	28,668.73	0.00	N/A	07/06/27	--	11,037,588.45	11,008,919.72	02/06/24
26	30298637	MF	Detroit	MI	Actual/360	4.850%	45,673.96	19,126.60	0.00	N/A	06/06/27	--	10,936,232.26	10,917,105.66	02/06/24
27	30312885	Various Various		TX	Actual/360	5.110%	48,014.56	17,213.17	0.00	N/A	03/01/27	--	10,911,710.81	10,894,497.64	02/01/24
29	30312886	MF	Pasadena	TX	Actual/360	4.700%	41,659.65	15,909.15	0.00	N/A	07/06/27	--	10,293,392.28	10,277,483.13	02/06/24
30	30312887	MU	Kettering	OH	Actual/360	4.940%	42,508.14	14,753.32	0.00	N/A	07/06/27	--	9,992,771.53	9,978,018.21	02/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
31	30298663	RT	Pensacola	FL	Actual/360	4.891%	39,487.46	16,178.23	0.00	N/A	07/06/27	--	9,376,628.93	9,360,450.70	02/06/24
32	30298800	MU	Carlsbad	CA	Actual/360	4.211%	32,228.67	12,330.34	0.00	N/A	08/06/27	--	8,887,875.62	8,875,545.28	02/06/24
33	30297710	LO	Maryland Heights	MO	Actual/360	4.320%	28,762.16	15,509.99	0.00	N/A	10/05/26	--	7,731,762.41	7,716,252.42	02/05/24
34	30298628	MU	Louisville	KY	Actual/360	4.850%	30,445.13	11,770.22	0.00	N/A	07/05/27	--	7,289,822.36	7,278,052.14	02/05/24
35	30312888	IN	Beaverton	OR	Actual/360	4.160%	27,762.22	0.00	0.00	N/A	06/01/27	--	7,750,000.00	7,750,000.00	02/01/24
36	30298784	LO	Jacksonville Beach	FL	Actual/360	4.770%	26,844.20	17,144.35	0.00	N/A	08/06/27	--	6,535,136.94	6,517,992.59	02/06/24
37	30298789	MF	Sherman	TX	Actual/360	5.000%	28,948.46	11,313.16	0.00	N/A	08/06/27	--	6,723,512.25	6,712,199.09	01/06/24
38	30298758	LO	Atlanta	GA	Actual/360	5.639%	30,379.69	14,745.48	0.00	N/A	07/06/27	--	6,256,364.28	6,241,618.80	02/06/24
39	30298737	RT	Grand Prairie	TX	Actual/360	5.005%	27,389.70	10,746.33	0.00	N/A	07/06/27	--	6,355,124.40	6,344,378.07	02/06/24
40	30312889	LO	Saint Augustine	FL	Actual/360	4.918%	26,151.10	9,175.94	0.00	N/A	08/01/27	--	6,175,519.33	6,166,343.39	02/01/24
42	30312891	MF	Baytown	TX	Actual/360	4.850%	22,402.57	14,022.10	0.00	N/A	07/06/27	--	5,364,100.74	5,350,078.64	02/06/24
43	30312892	MH	Various	Various	Actual/360	5.080%	25,690.30	8,438.15	0.00	N/A	07/06/27	--	5,872,813.48	5,864,375.33	02/06/24
44	30312893	MF	Orlando	FL	Actual/360	5.200%	24,946.31	9,098.56	0.00	N/A	07/06/27	--	5,571,136.26	5,562,037.70	02/06/24
45	30298738	MH	Yuma	AZ	Actual/360	4.560%	21,241.91	9,882.65	0.00	N/A	07/06/27	--	5,410,010.12	5,400,127.47	02/06/24
46	30312894	LO	Vestal	NY	Actual/360	5.450%	25,425.25	8,454.10	0.00	N/A	07/06/27	--	5,417,632.33	5,409,178.23	09/06/23
47	30298785	RT	El Centro	CA	Actual/360	5.272%	23,935.92	8,448.48	0.00	N/A	08/06/27	--	5,272,286.83	5,263,838.35	02/06/24
48	30312895	MH	Various	WI	Actual/360	4.960%	23,055.21	7,938.81	0.00	N/A	07/06/27	--	5,397,942.68	5,390,003.87	02/06/24
49	30312896	LO	Tulsa	OK	Actual/360	5.910%	26,487.55	7,654.60	0.00	N/A	03/06/27	--	5,204,693.93	5,197,039.33	02/06/24
50	30312897	MF	Montgomery	AL	Actual/360	4.950%	21,815.65	7,541.70	0.00	N/A	07/06/27	--	5,118,040.29	5,110,498.59	02/06/24
51	30312898	LO	Fayetteville	AR	Actual/360	4.870%	16,944.25	10,465.20	0.00	N/A	08/01/27	--	4,040,491.04	4,030,025.84	02/01/24
52	30298759	RT	Walker	MI	Actual/360	4.106%	15,912.30	0.00	0.00	07/06/27	06/30/32	--	4,500,000.00	4,500,000.00	02/06/24
53	30312899	SS	Huffman	TX	Actual/360	4.690%	16,186.60	6,244.40	0.00	N/A	06/06/27	--	4,007,963.20	4,001,718.80	02/06/24
54	30298721	RT	Phoenix	AZ	Actual/360	4.825%	16,234.60	5,864.86	0.00	N/A	08/05/27	--	3,907,374.73	3,901,509.87	02/05/24
55	30298589	OF	Eatontown	NJ	Actual/360	5.250%	16,235.80	5,852.35	0.00	N/A	06/06/27	--	3,591,327.98	3,585,475.63	02/06/24
56	30298651	RT	Canton	MI	Actual/360	4.800%	14,708.81	6,277.80	0.00	N/A	06/06/27	--	3,558,582.51	3,552,304.71	02/06/24
57	30312900	LO	Brunswick	GA	Actual/360	5.200%	14,860.30	5,456.80	0.00	N/A	06/06/27	--	3,318,678.01	3,313,221.21	02/06/24
58	30312901	SS	Nogales	AZ	Actual/360	4.960%	9,142.58	3,148.15	0.00	N/A	07/06/27	--	2,140,563.59	2,137,415.44	02/06/24
59	30298591	RT	Columbus	OH	Actual/360	5.550%	8,001.93	2,583.11	0.00	N/A	06/06/27	--	1,674,335.59	1,671,752.48	02/06/24
Totals							2,629,386.48	809,397.95	0.00				682,198,289.98	681,388,892.03
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2C22A	187,310,806.30	194,106,435.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2C3	187,310,806.30	194,106,435.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4A33	56,208,947.00	57,520,465.33	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4B33	56,208,947.00	57,520,465.33	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5A11	52,028,504.00	49,755,813.05	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5A12	52,028,504.00	49,755,813.05	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5A13B	52,028,504.00	49,755,813.05	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	20,053,808.63	23,725,232.52	01/01/23	09/30/23	--	0.00	0.00	99,764.92	99,764.92	0.00	0.00
7	3,344,040.14	1,907,825.59	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,044,403.92	3,218,246.03	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	98,005,939.51	49,951,661.87	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,381,185.21	2,365,334.31	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,556,505.54	2,830,649.20	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,228,285.88	2,238,798.61	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,589,490.50	1,601,825.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,310,304.04	1,869,891.14	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,608,480.42	1,887,521.70	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,429,172.01	1,551,821.82	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	4,493,514.23	3,037,082.68	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,421,209.64	1,400,945.10	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	934,674.47	1,043,464.74	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,324,718.19	2,052,847.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,022,319.39	1,053,441.43	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,106,545.42	1,097,009.28	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	1,049,891.79	1,078,467.78	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	987,150.00	1,034,515.00	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	272,630.00	527,780.97	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,041,229.17	959,996.18	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1,339,691.81	1,067,710.73	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	630,587.43	145,705.86	01/01/23	03/31/23	--	0.00	0.00	40,232.67	40,232.67	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	794,073.33	664,810.34	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	614,112.46	480,429.88	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	481,583.13	564,455.47	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	719,195.39	800,941.34	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	605,781.06	612,047.93	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	862,946.02	908,840.56	01/01/23	12/31/23	04/11/23	0.00	0.00	33,806.67	169,281.25	56,781.66	0.00
47	506,041.58	485,532.13	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	641,389.14	668,929.73	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	425,717.88	662,654.69	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	508,150.70	417,114.80	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	13,703.49	0.00
52	366,336.54	352,277.83	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	363,230.87	413,974.03	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	279.77	0.00
54	432,848.99	469,174.33	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	407,591.40	490,983.10	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	380,733.19	397,596.64	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	456,637.50	501,486.07	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
59	188,823.94	93,616.30	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	807,055,989.06	769,153,879.52				0.00	0.00	173,804.26	309,278.84	70,764.92	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹									Prepayments				Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications			Curtailments		Payoff		Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		#	Amount	#	Amount		Coupon	Remit	WAM¹
Date
02/16/24	0	0.00	0	0.00	1	5,409,178.23	1	5,409,178.23	0	0.00	0		0.00	0	0.00	0		0.00	4.475564%	4.459335%	41
01/18/24	0	0.00	0	0.00	1	5,417,632.33	1	5,417,632.33	0	0.00	0		0.00	0	0.00	0		0.00	4.475944%	4.459714%	42
12/15/23	0	0.00	0	0.00	1	5,426,046.94	1	5,426,046.94	0	0.00	0		0.00	0	0.00	0		0.00	4.476321%	4.460090%	43
11/17/23	0	0.00	0	0.00	1	5,435,241.24	1	5,435,241.24	0	0.00	0		0.00	0	0.00	0		0.00	4.476728%	4.460495%	44
10/17/23	0	0.00	0	0.00	1	5,443,573.60	1	5,443,573.60	0	0.00	0		0.00	0	0.00	0		0.00	4.477100%	4.460866%	45
09/15/23	0	0.00	0	0.00	1	5,452,688.66	1	5,452,688.66	0	0.00	0		0.00	0	0.00	0		0.00	4.477502%	4.461266%	46
08/17/23	1	6,781,208.07	0	0.00	1	5,460,939.52	1	5,460,939.52	0	0.00	0		0.00	0	0.00	0		0.00	4.477869%	4.461632%	47
07/17/23	1	3,596,648.88	0	0.00	1	5,469,151.84	1	5,469,151.84	0	0.00	0		0.00	0	0.00	0		0.00	4.478234%	4.461995%	48
06/16/23	0	0.00	0	0.00	1	5,478,151.25	1	5,478,151.25	0	0.00	0		0.00	0	0.00	0		0.00	4.478628%	4.462388%	49
05/17/23	0	0.00	0	0.00	1	5,486,283.17	1	5,486,283.17	0	0.00	0		0.00	0	0.00	0		0.00	4.478987%	4.462746%	50
04/17/23	0	0.00	0	0.00	1	5,495,205.13	1	5,495,205.13	0	0.00	0		0.00	0	0.00	0		0.00	4.479376%	4.463133%	51
03/17/23	0	0.00	0	0.00	1	5,503,257.39	1	5,503,257.39	0	0.00	0		0.00	0	0.00	0		0.00	4.479731%	4.463486%	52
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	30312870	01/05/24	0	B	99,764.92	99,764.92	0.00	34,000,000.00
37	30298789	01/06/24	0	B	40,232.67	40,232.67	3,946.03	6,723,512.25
46	30312894	09/06/23	4	6	33,806.67	169,281.25	68,204.66	5,452,688.66	07/21/20	2		06/06/22
Totals					173,804.26	309,278.84	72,150.69	46,176,200.91
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0		0
0 - 6 Months		0	0		0		0
7 - 12 Months		0	0		0		0
13 - 24 Months		0	0		0		0
25 - 36 Months		20,893,463	20,893,463		0		0
37 - 48 Months		655,995,429	650,586,251		0		5,409,178
49 - 60 Months		0	0		0		0
> 60 Months		4,500,000	4,500,000		0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Feb-24	681,388,892	675,979,714	0		0	0	5,409,178
Jan-24	682,198,290	676,780,658	0		0	0	5,417,632
Dec-23	683,004,353	677,578,306	0		0	0	5,426,047
Nov-23	683,870,103	678,434,862	0		0	0	5,435,241
Oct-23	684,669,277	679,225,703	0		0	0	5,443,574
Sep-23	685,528,387	680,075,698	0		0	0	5,452,689
Aug-23	686,320,727	674,078,579	6,781,208		0	0	5,460,940
Jul-23	687,109,803	678,044,002	3,596,649		0	0	5,469,152
Jun-23	687,959,179	682,481,028	0		0	0	5,478,151
May-23	688,741,504	683,255,221	0		0	0	5,486,283
Apr-23	689,584,373	684,089,168	0		0	0	5,495,205
Mar-23	690,360,001	684,856,744	0		0	0	5,503,257
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	30298718	31,607,389.79	31,607,389.79	87,500,000.00	--	1,319,524.00	0.41000	12/31/23	07/06/27	281
46	30312894	5,409,178.23	5,452,688.66	8,600,000.00	03/10/23	786,338.89	1.93000	12/31/23	07/06/27	280
Totals		37,016,568.02	37,060,078.45	96,100,000.00		2,105,862.89

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	30298718	LO	Various	01/26/24	98
The loan transferred to Special Servicing on 1/26/2024 for imminent default. The Borrower stated that they will not be funding any more operating expenses out of pocket. The loan is secured by a four (4) property hotel portfolio located in the
Northeas t. Special Servicer is in the process of reaching out to the Borrower to begin workout discussions.

46	30312894	LO	NY	07/21/20	2
2/5/24- Loan transferred to special servicing 7/21/20 due to imminent default when master servicer received notice that borrower would not be able to meet payment obligations until hotel operations stabilize. $6MM Loan was originated by Rialto
Mortgage Fi nance in June 2017 and is secured by a 79-key Hampton Inn & Suites located in Vestal, NY. Court appointed receiver has been requested by the lender while the borrower has been contesting the appointment of a receiver. The
	court ruled in July 2023 against our Receivership petition but allowed the foreclosure process to proceed.					Absent a potential loan Reinstatement, the lender will continue toward foreclosure completion. In the interim, the Cash Management is in place which has allowed certain loan paym ents to be made and to repay certain PPAs. The loan is past due for Oct. 2023 loan payment and subsequent payments.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30312864	0.00	4.95000%	0.00	4.95000%	10	11/10/20	11/12/20	11/30/20
3	30312864	0.00	4.95000%	0.00	4.95000%	10	11/30/20	11/12/20	11/10/20
5A11	30312654	15,000,000.00	4.48600%	15,000,000.00	4.48600%	8	08/31/20	09/01/20	09/08/20
5A11	30312654	0.00	4.48600%	0.00	4.48600%	8	09/08/20	09/01/20	08/31/20
5A12	30312655	15,000,000.00	4.48600%	15,000,000.00	4.48600%	8	08/31/20	09/01/20	09/08/20
5A12	30312655	0.00	4.48600%	0.00	4.48600%	8	09/08/20	09/01/20	08/31/20
5A13B	30298849	7,500,000.00	4.48600%	7,500,000.00	4.48600%	8	08/31/20	09/01/20	09/08/20
5A13B	30298849	0.00	4.48600%	0.00	4.48600%	8	09/08/20	09/01/20	08/31/20
7	30298718	32,400,000.00	4.53000%	32,400,000.00	4.53000%	8	06/02/20	06/05/20	06/08/20
7	30298718	0.00	4.53000%	0.00	4.53000%	8	06/08/20	06/05/20	06/02/20
12	30312877	0.00	4.60000%	0.00	4.60000%	8	07/20/20	06/01/20	07/29/20
12	30312877	0.00	4.60000%	0.00	4.60000%	8	07/29/20	06/01/20	07/20/20
13	30312878	0.00	4.81000%	0.00	4.81000%	8	08/28/20	07/31/20	09/29/20
13	30312878	0.00	4.81000%	0.00	4.81000%	8	09/29/20	07/31/20	08/28/20
21	30312883	0.00	4.71000%	0.00	4.71000%	8	07/15/20	06/08/20	07/22/20
21	30312883	0.00	4.71000%	0.00	4.71000%	8	07/22/20	06/08/20	07/15/20
24	30298684	12,296,165.61	5.35300%	12,296,165.61	5.35300%	10	04/27/20	05/06/20	05/01/20
24	30298684	0.00	5.35300%	0.00	5.35300%	8	05/01/20	05/06/20	04/27/20
33	30297710	8,395,670.95	4.32000%	8,395,670.95	4.32000%	10	05/04/20	05/05/20	05/11/20
33	30297710	0.00	4.32000%	0.00	4.32000%	8	05/11/20	05/05/20	05/04/20
39	30298737	6,804,998.86	5.00500%	6,804,998.86	5.00500%	8	06/01/20	05/06/20	06/05/20
39	30298737	0.00	5.00500%	0.00	5.00500%	8	06/05/20	05/06/20	06/01/20
46	30312894	0.00	5.45000%	0.00	5.45000%	8	06/05/20	04/06/20	06/11/20
46	30312894	0.00	5.45000%	0.00	5.45000%	8	06/11/20	04/06/20	06/05/20
47	30298785	0.00	5.27220%	0.00	5.27220%	8	10/02/20	06/05/20	10/15/20
47	30298785	0.00	5.27220%	0.00	5.27220%	8	10/15/20	06/05/20	10/02/20
Totals		97,396,835.42		97,396,835.42
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
41	30298611 11/18/22	6,027,907.05	7,000,000.00	6,435,374.48	1,237,871.31	6,435,374.48	5,197,503.17	830,403.88	0.00	830,403.88	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		6,027,907.05	7,000,000.00	6,435,374.48	1,237,871.31	6,435,374.48	5,197,503.17	830,403.88	0.00	830,403.88	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
41	30298611	10/17/23	0.00	0.00	0.00	0.00	0.00	(830,403.88)	0.00	0.00	0.00
		11/18/22	0.00	0.00	830,403.88	0.00	0.00	830,403.88	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	2,417.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,917.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		5,917.61

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Supplemental Notes
None

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